Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-capital losses available for future periods - US [member[
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 19,962,000	$ 15,498,000
Expiry Date Range	2036 to indefinite	2036 to indefinite
Non-capital losses available for future periods - Canada [member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 23,094,000	$ 21,005,000
Expiry Date Range	2026 to 2040	2026 to 2039
Allowable capital losses [member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 17,847,000	$ 17,588,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment [member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 354,000	$ 327,000
Expiry Date Range	No expiry date	No expiry date
Intangible asset [member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 8,267,000	$ 7,642,000
Expiry Date Range	No expiry date	No expiry date
Exploration and evaluation assets [member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 7,075,000	$ 7,108,000
Expiry Date Range	No expiry date	No expiry date
Share issuance costs [member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 521,000	$ 740,000
Expiry Date Range		2040 to 2043